CAPITAL AND OTHER COMPONENTS OF EQUITY (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 09, 2020	Aug. 31, 2020	Aug. 14, 2019	Jul. 31, 2019	Dec. 31, 2018	Aug. 14, 2018	Jul. 31, 2018	Mar. 02, 2016
Disclosure Of Capital And Other Components Of Equity [Line Items]
Number of shares eligible to be repurchased under Normal Course Issuer Bid			661,370		679,034			710,893
Repurchase amount, percentage				5.00%		5.00%			5.00%
Common shares issued				13,227,407		13,580,692			14,217,860
Common shares outstanding				13,227,407		13,580,692			14,217,860	15,298,602
Number of shares repurchased and cancelled	67,483	872,686
Value of shares repurchased and cancelled	$ (1,042)	$ (10,258)
Share Capital [Member]
Disclosure Of Capital And Other Components Of Equity [Line Items]
Common shares outstanding	13,227,407	13,241,516					14,111,864
Value of shares repurchased and cancelled	$ (238)	$ (3,269)
Contributed Surplus [Member]
Disclosure Of Capital And Other Components Of Equity [Line Items]
Value of shares repurchased and cancelled	(804)	(4,985)
Accumulated deficit [Member]
Disclosure Of Capital And Other Components Of Equity [Line Items]
Value of shares repurchased and cancelled		$ (2,004)